Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 27,704,000	$ 26,766,000
Cash		26,766,000	$ 17,208,000
Accounts receivable, net	6,544,000	5,231,000	4,720,000
Inventory, net	9,178,000	9,615,000	4,324,000
Other current assets	8,489,000	5,473,000	1,570,000
Total current assets	51,915,000	47,085,000	27,822,000
Property and equipment, net	2,395,000	2,335,000	1,583,000
Capitalized software, net	4,813,000	4,554,000	2,600,000
Operating lease right-of-use assets	298,000	356,000	582,000
Total Assets	59,421,000	54,330,000	32,587,000
Current liabilities:
Accounts payable	6,777,000	4,349,000	2,445,000
Accrued expenses	3,164,000	6,011,000	1,982,000
Note payable, current	5,000,000	5,000,000	5,000,000
Deferred revenue	1,780,000	1,705,000	2,044,000
Operating lease liabilities, current	250,000	248,000	239,000
Total current liabilities	16,971,000	17,313,000	11,710,000
Note payable, net of current portion	30,768,000	31,963,000	36,741,000
Deferred revenue, long-term	872,000	802,000	836,000
Operating lease liabilities, long-term	64,000	127,000	375,000
Total Liabilities	48,675,000	50,205,000	49,662,000
Commitments and Contingencies
Stockholders' (Deficit) Equity/Members' Equity (Deficit)
Retained Earnings/(Accumulated deficit)	10,780,000	4,165,000	(17,052,000)
Accumulated other comprehensive loss	(34,000)	(40,000)	(23,000)
Total members' equity	10,746,000	4,125,000	(17,075,000)
Total liabilities and members' equity (deficit)	59,421,000	54,330,000	32,587,000
Haymaker III [Member]
Current assets:
Cash	67,898	130,359	1,594
Due From Sponsors	0	300	0
Prepaid expenses	297,776	320,959	0
Total current assets	365,674	451,618	1,594
Deferred offering costs		0	145,906
Investments held in Trust Account	317,582,318	317,581,791	0
Total Assets	317,947,992	318,033,409	147,500
Current liabilities:
Accounts payable	302,823	281,304	0
Accrued expenses	2,664,120	1,830,000	0
Accrued expenses - related party	137,084	0
Franchise tax payable	50,000	160,874	0
Note payable, current		0	122,500
Convertible promissory note - related party (at fair value)	72,800	0
Total current liabilities	3,226,827	2,272,178	122,500
Warrant liabilities	7,427,291	9,778,666	0
Deferred underwriting fee payable	11,112,500	11,112,500	0
Total Liabilities	21,766,618	23,163,344	122,500
Commitments and Contingencies
Class A common stock subject to possible redemption	317,500,000	317,500,000	0
Stockholders' (Deficit) Equity/Members' Equity (Deficit)
Preferred stock
Additional paid-in capital	136,827	0	24,137
Retained Earnings/(Accumulated deficit)	(21,456,247)	(22,630,729)	0
Total members' equity	(21,318,626)	(22,629,935)	25,000
Total liabilities and members' equity (deficit)	317,947,992	318,033,409	147,500
Common Class A [Member]
Current liabilities:
Class A common stock subject to possible redemption	317,500,000
Common Class A [Member] | Haymaker III [Member]
Current liabilities:
Class A common stock subject to possible redemption		317,500,000
Stockholders' (Deficit) Equity/Members' Equity (Deficit)
Common stock value
Common Class B [Member] | Haymaker III [Member]
Stockholders' (Deficit) Equity/Members' Equity (Deficit)
Common stock value	794	794	863
Class A, Class AA, and Class AAA
Stockholders' (Deficit) Equity/Members' Equity (Deficit)
Common Unit, Issuance Value		0	0
Common stock value	0	0
Class AAAA [Member]
Stockholders' (Deficit) Equity/Members' Equity (Deficit)
Common Unit, Issuance Value		0	$ 0
Common stock value	$ 0	$ 0